SHAREHOLDERS' EQUITY	6 Months Ended
Jul. 04, 2020
Share Capital, Reserves, And Other Equity Interest [Abstract]
SHAREHOLDERS' EQUITY
SHAREHOLDERS’ EQUITY
Share Capital

	6 mos 2020		6 mos 2019
	Shares (millions)	Amount (US $ millions)	Shares (millions)	Amount (US $ millions)
Common shares outstanding, beginning of period	81.5	$1,278	81.7	$1,280
Issuance of common shares upon exercise of options	0.1	1	—	—
Reverse accrual for shares repurchased and/or cancelled in 2019	—	—	1.6	24
Shares repurchased in 2018 and cancelled in 2019	—	—	(0.2)	(2)
Shares repurchased and cancelled in 2020 and 2019	(1.0)	(15)	(1.4)	(22)
Common shares outstanding, end of period	80.6	$1,264	81.7	$1,280

Normal Course Issuer Bid Program (NCIB)
In October 2019, the Company renewed its NCIB in accordance with TSX rules. Under the NCIB, the Company may purchase up to 4,083,429 of its common shares, representing 5% of Norbord’s issued and outstanding common shares of 81,668,583 as of October 22, 2019, pursuant to TSX rules. Daily purchases of common shares may not exceed 72,970 shares subject to the Company’s ability to make “block” purchases under the rules of the TSX. In response to the COVID-19 pandemic, the TSX had temporarily doubled the daily purchase limit such that Norbord was permitted to purchase up to 145,940 shares per day until June 30, 2020.

In December 2019, the Company entered into an automatic share purchase plan (ASPP) in order to facilitate the repurchase of its common shares under its NCIB during the regularly scheduled quarterly trading blackout period. During the first quarter of 2020, the Company repurchased and cancelled 0.1 million common shares under the ASPP for a total cost of $2 million, $1 million of which represents a reduction in share capital and the remaining $1 million was charged to retained earnings.

During the first quarter of 2020, after expiry of the ASPP, the Company also repurchased and cancelled an additional 0.9 million common shares under the current NCIB program for a total cost of $20 million. Of the total cost, $14 million represents a reduction in share capital and the remaining $6 million was charged to retained earnings. There were no shares repurchased in the second quarter of 2020.

Under its prior NCIB that commenced on November 5, 2018 and expired on November 4, 2019, the Company previously sought and received approval from the TSX to purchase up to 5,191,965 of its common shares, representing 10% of Norbord’s public float of 51,919,654 as of October 22, 2018, pursuant to TSX rules. Daily purchases of common shares could not exceed 79,704 subject to the Company’s ability to make “block” purchases under the rules of the TSX. The Company had exhausted its prior NCIB limit.

During the first quarter of 2019, the Company repurchased and cancelled 1.4 million common shares under the prior ASPP for a total cost of $39 million. Of the total cost, $22 million represented a reduction in share capital and the remaining $17 million was charged to retained earnings. During the first quarter of 2019, 0.2 million shares purchased and accrued for in 2018 were also cancelled. Total cost relating to these shares was $4 million, of which $2 million represented a reduction in share capital and the remaining $2 million was charged to retained earnings.

Purchases were made on the open market by the Company through the facilities of the TSX, the NYSE or Canadian or US alternative trading systems, if eligible, in accordance with the requirements of the TSX and applicable securities laws. The price that the Company paid for any such common shares was the market price of such shares at the time of acquisition.
Merger Reserve
On March 31, 2015, the Company and Ainsworth Lumber Co. Ltd. (Ainsworth) completed an arrangement under which the Company acquired all of the outstanding common shares of Ainsworth in an all-share transaction. The Company elected not to account for this transaction as a business combination under IFRS 3, Business Combinations, as the transaction represented a combination of entities under common control of Brookfield. Accordingly, the book values of the two entities were combined and no adjustments were made to reflect fair values or to recognize any new assets or liabilities of either entity.

The merger reserve represents the difference between the fair value of the Norbord common shares on the date of issuance as consideration and the book value of Ainsworth’s net assets exchanged.
Stock Options
Year-to-date, no stock options were granted (2019 – no stock options) and stock option expense of less than $1 million was recorded with a corresponding increase in contributed surplus (2019 – less than $1 million).

Year-to-date, 0.1 million common shares (2019 – less than 0.1 million common shares) were issued as a result of options exercised under the stock option plan for total cash proceeds of $1 million (2019 – less than $1 million) in addition to less than $1 million (2019 – less than $1 million) representing the vested amount of stock options transferred from contributed surplus.
Accumulated Other Comprehensive Loss

(US $ millions)	Jul 4, 2020	Dec 31, 2019
Foreign currency translation loss on foreign operations, net of tax of $(3) (December 31, 2019 – $(4))	$(164)	$(145)
Net loss on hedge of net investment in foreign operations, net of tax of $3 (December 31, 2019 – $3)	(8)	(8)
Actuarial loss on defined benefit pension obligations, net of tax of $10 (December 31, 2019 – $9)	(31)	(30)
Accumulated other comprehensive loss, net of tax	$(203)	$(183)

SHAREHOLDERS' EQUITY
SHAREHOLDERS’ EQUITY
Share Capital

	6 mos 2020		6 mos 2019
	Shares (millions)	Amount (US $ millions)	Shares (millions)	Amount (US $ millions)
Common shares outstanding, beginning of period	81.5	$1,278	81.7	$1,280
Issuance of common shares upon exercise of options	0.1	1	—	—
Reverse accrual for shares repurchased and/or cancelled in 2019	—	—	1.6	24
Shares repurchased in 2018 and cancelled in 2019	—	—	(0.2)	(2)
Shares repurchased and cancelled in 2020 and 2019	(1.0)	(15)	(1.4)	(22)
Common shares outstanding, end of period	80.6	$1,264	81.7	$1,280

Normal Course Issuer Bid Program (NCIB)
In October 2019, the Company renewed its NCIB in accordance with TSX rules. Under the NCIB, the Company may purchase up to 4,083,429 of its common shares, representing 5% of Norbord’s issued and outstanding common shares of 81,668,583 as of October 22, 2019, pursuant to TSX rules. Daily purchases of common shares may not exceed 72,970 shares subject to the Company’s ability to make “block” purchases under the rules of the TSX. In response to the COVID-19 pandemic, the TSX had temporarily doubled the daily purchase limit such that Norbord was permitted to purchase up to 145,940 shares per day until June 30, 2020.

In December 2019, the Company entered into an automatic share purchase plan (ASPP) in order to facilitate the repurchase of its common shares under its NCIB during the regularly scheduled quarterly trading blackout period. During the first quarter of 2020, the Company repurchased and cancelled 0.1 million common shares under the ASPP for a total cost of $2 million, $1 million of which represents a reduction in share capital and the remaining $1 million was charged to retained earnings.

During the first quarter of 2020, after expiry of the ASPP, the Company also repurchased and cancelled an additional 0.9 million common shares under the current NCIB program for a total cost of $20 million. Of the total cost, $14 million represents a reduction in share capital and the remaining $6 million was charged to retained earnings. There were no shares repurchased in the second quarter of 2020.

Under its prior NCIB that commenced on November 5, 2018 and expired on November 4, 2019, the Company previously sought and received approval from the TSX to purchase up to 5,191,965 of its common shares, representing 10% of Norbord’s public float of 51,919,654 as of October 22, 2018, pursuant to TSX rules. Daily purchases of common shares could not exceed 79,704 subject to the Company’s ability to make “block” purchases under the rules of the TSX. The Company had exhausted its prior NCIB limit.

During the first quarter of 2019, the Company repurchased and cancelled 1.4 million common shares under the prior ASPP for a total cost of $39 million. Of the total cost, $22 million represented a reduction in share capital and the remaining $17 million was charged to retained earnings. During the first quarter of 2019, 0.2 million shares purchased and accrued for in 2018 were also cancelled. Total cost relating to these shares was $4 million, of which $2 million represented a reduction in share capital and the remaining $2 million was charged to retained earnings.

Purchases were made on the open market by the Company through the facilities of the TSX, the NYSE or Canadian or US alternative trading systems, if eligible, in accordance with the requirements of the TSX and applicable securities laws. The price that the Company paid for any such common shares was the market price of such shares at the time of acquisition.
Merger Reserve
On March 31, 2015, the Company and Ainsworth Lumber Co. Ltd. (Ainsworth) completed an arrangement under which the Company acquired all of the outstanding common shares of Ainsworth in an all-share transaction. The Company elected not to account for this transaction as a business combination under IFRS 3, Business Combinations, as the transaction represented a combination of entities under common control of Brookfield. Accordingly, the book values of the two entities were combined and no adjustments were made to reflect fair values or to recognize any new assets or liabilities of either entity.

The merger reserve represents the difference between the fair value of the Norbord common shares on the date of issuance as consideration and the book value of Ainsworth’s net assets exchanged.
Stock Options
Year-to-date, no stock options were granted (2019 – no stock options) and stock option expense of less than $1 million was recorded with a corresponding increase in contributed surplus (2019 – less than $1 million).

Year-to-date, 0.1 million common shares (2019 – less than 0.1 million common shares) were issued as a result of options exercised under the stock option plan for total cash proceeds of $1 million (2019 – less than $1 million) in addition to less than $1 million (2019 – less than $1 million) representing the vested amount of stock options transferred from contributed surplus.
Accumulated Other Comprehensive Loss

(US $ millions)	Jul 4, 2020	Dec 31, 2019
Foreign currency translation loss on foreign operations, net of tax of $(3) (December 31, 2019 – $(4))	$(164)	$(145)
Net loss on hedge of net investment in foreign operations, net of tax of $3 (December 31, 2019 – $3)	(8)	(8)
Actuarial loss on defined benefit pension obligations, net of tax of $10 (December 31, 2019 – $9)	(31)	(30)
Accumulated other comprehensive loss, net of tax	$(203)	$(183)